COLONIAL SMALL CAP VALUE FUND
                             COLONIAL U.S. STOCK FUND
                         COLONIAL GLOBAL UTILITIES FUND
                      COLONIAL INTERNATIONAL FUND FOR GROWTH
                       COLONIAL STRATEGIC BALANCED FUND
                           COLONIAL NEWPORT TIGER FUND
                           COLONIAL NEWPORT JAPAN FUND
                         COLONIAL NEWPORT TIGER CUB FUND

                             Supplement to Prospectuses

Recently, the Funds' Trustees approved a name change for each Fund's Class D shares and eliminated the Class D share initial sales charge. Each Fund's "Class D" shares have been renamed "Class C" shares and any reference in the Funds' Prospectuses to "Class D" shares is now a reference to "Class C" shares. Except as described below, the other features of Class D shares remain unchanged, including the 1.00% contingent deferred sales charge.

In connection with this change, the "Maximum Sales Charge" under Shareholder Transaction Expenses on Page 2 is deleted, and the "Maximum Initial Sales Charge Imposed on a Purchase" is reduced to 0.00%. Purchases of $1,000,000 or more must be for Class A shares.

The Funds' Examples, as they relate to cumulative expenses attributable to a hypothetical $1,000 investment in each Fund's Class C shares for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end, are revised as follows:

Example 1 (assumes redemption at period end)


                                         Global       International      Strategic                    Newport
             Small Cap    U.S. Stock    Utilities        Fund for         Balanced       Newport    Japan Fund   Newport Tiger
             Value Fund      Fund         Fund          Growth (1)        Fund (1)     Tiger Fund       (1)       Cub Fund (1)
Period        Class C      Class C       Class C         Class C          Class C        Class C      Class C       Class C
1 year          $ 32         $ 32         $ 32             $ 35             $ 31          $ 35         $ 38           $ 40
3 years         $ 67         $ 68         $ 67             $ 78             $ 66          $ 78         $ 85           $ 93
5 years         $114         $117         $115             $133             $113          $133         $145           $158
10 years        $246         $251         $247             $284             $243          $283         $308           $332


Example 2 (assumes no redemption)

                                         Global       International      Strategic                    Newport
             Small Cap    U.S. Stock    Utilities        Fund for         Balanced       Newport    Japan Fund      Newport
             Value Fund      Fund         Fund          Growth (1)        Fund (1)     Tiger Fund       (1)          Tiger
                                                                                                                  Cub Fund (1)
Period        Class C      Class C       Class C         Class C          Class C        Class C      Class C       Class C
1 year          $ 22         $ 22         $ 22             $ 25             $ 21          $ 25         $ 28           $ 30
3 years         $ 67         $ 68         $ 67             $ 78             $ 66          $ 78         $ 85           $ 93
5 years         $114         $117         $115             $133             $113          $133         $145           $158
10 years        $246         $251         $247             $284             $243          $283         $308           $332

(1)  Includes voluntary fee reductions.

Example 3 (assumes redemption at period end without voluntary fee reductions)

                                                Newport
             International      Strategic     Japan Fund   Newport Tiger
            Fund for Growth   Balanced Fund                   Cub Fund
Period          Class C          Class C        Class C       Class C
1 year            $ 36             $ 33          $ 67           $ 64
3 years           $ 79             $ 72          $171           $161
5 years           $135             $123          $282           $268
10 years          $287             $263          $554           $530

Example 4 (assumes no redemption without voluntary fee reductions)

                                                Newport
             International      Strategic     Japan Fund   Newport Tiger
            Fund for Growth   Balanced Fund                   Cub Fund
Period          Class C          Class C        Class C       Class C
1 year            $ 26             $ 23          $ 57           $ 54
3 years           $ 79             $ 72          $171           $161
5 years           $135             $123          $282           $268
10 years          $287             $263          $554           $530

The two paragraphs following the subcaption Class D Shares under the caption How to Buy Shares are revised in their entirety as follows:

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.

The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee paid by each Fund is reduced or eliminated for any reason.

Effective August 15, 1997, each Fund's Class C share exchange policy will be modified to permit only one "roundtrip" exchange per three- month period, measured from the date of the initial purchase. For example, an exchange from Fund A to Fund B and back to Fund A would be permitted only once during each three-month period.




D-785D-0697                                                        July 1, 1997

                          COLONIAL SMALL CAP VALUE FUND
                              COLONIAL U.S. STOCK FUND
                          COLONIAL GLOBAL UTILITIES FUND
                     COLONIAL INTERNATIONAL FUND FOR GROWTH
                         COLONIAL STRATEGIC BALANCED FUND
                           COLONIAL NEWPORT TIGER FUND
                           COLONIAL NEWPORT JAPAN FUND
                         COLONIAL NEWPORT TIGER CUB FUND

                Supplement to Statements of Additional Information

Recently, the Funds' Trustees approved a name change for each Fund's Class D shares and eliminated the Class D share initial sales charge. Each Fund's "Class D" shares have been renamed "Class C" shares and any reference in each Fund's Prospectus and Statement of Additional Information to "Class D" shares is now a reference to "Class C" shares. Class C shares are described in each Fund's Prospectus Supplement dated July 1, 1997.





D-39/877D-0797                                                    July 10, 1997